Note 9 - Fixed Assets - 10Q (Details) - Fixed Assets (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 6,579,000	$ 6,543,000	$ 6,322,000
Less Accumulated Depreciation	(6,105,000)	(5,881,000)	(5,348,000)
Fixed assets net of accumulated depreciation	474,000	662,000	974,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,656,000	2,620,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	491,000	491,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	922,000	922,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,510,000	$ 2,510,000